Schedule of revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 4,519	$ 5,748	$ 4,376
Mobility [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,268	4,156	2,783
Quick Commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	72	92	98
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue	200	254	308
Advertising Initiatives [Member]
Disaggregation of Revenue [Line Items]
Revenue	943	1,200	1,140
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 36	$ 46	$ 47